RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Dec. 21, 2022 $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 item	Jan. 31, 2023 USD ($)
Related party transaction [Line items]
Related Party Transaction, Amounts of Transaction		$ 17,854	$ 9,590
Interest expenses		33,641	11,708
Loans repaid with interest		601,425	151,118
Intangible assets		116,485		$ 116,500
Shortterm borrowings		1,023,684		802,519
Related party
Related party transaction [Line items]
Operating Lease Liability Lease, Current, Related Parties		1,625		1,028
Interest expenses		(13,799)	$ 0
Shortterm borrowings		390,406		199,570
Conversion price | $ / shares	$ 9.5
Investment securities		$ 2,158		2,221
Related party | Geely Auto Wuhan Branch and Wuhan Geely Auto Parts
Related party transaction [Line items]
Term of manufacturing agreement		10 years
Related party | Service fee for entrusted daily operation and maintenance service | Wuhan Quanqing
Related party transaction [Line items]
Related Party Transaction, Amounts of Transaction		$ 0
Related party | Short-term loan
Related party transaction [Line items]
Principal amount of debt		342,633
Interest expenses		10,090
Loans repaid with interest		161,639
Outstanding loan principal and interest was secured by equity interests		$ 170,038
Equity interest rate		45.00%
Short term borrowings secured by the Group's intellectual property		$ 206,385
Shortterm borrowings		390,406		199,570
Related party | Short-term loan | Asset Pledged as Collateral | Intellectual property
Related party transaction [Line items]
Intangible assets		$ 0		$ 0
Related party | Short-term loan | Maximum
Related party transaction [Line items]
Interest rate on loan		6.00%
Related party | Short-term loan | Minimum
Related party transaction [Line items]
Interest rate on loan		3.70%
Related party | LGIL put option | Geely HK And Etika
Related party transaction [Line items]
Consideration						$ 0
Number of vehicles to be sold, pre-agreed condition | item					5,000
Exercise price | $ / shares				$ 0
Share issued, acquisitions | shares				0